Note 9 - Staff Numbers and Costs - Average Number of Employees (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Average number of employees	194	43	1
Sales and Business Development [Member]
Statement Line Items [Line Items]
Average number of employees	9	5
Central Services and Management [Member]
Statement Line Items [Line Items]
Average number of employees	37	12	1
Production [Member]
Statement Line Items [Line Items]
Average number of employees	148	26